Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial investments	S/ 26,397,552	S/ 26,296,616
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	20,836,073	21,357,062
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	1,973,030	1,933,761
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	528,185	2,279,986
Investments at fair value through other comprehensive income [member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Financial investments	2,431,310	2,347,378
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	2,205,297	1,660,263
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	13,239,983	12,690,796
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	458,268	444,878
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,784,912	3,383,014
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	52,301	0
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	11,413	634,133
Investments at amortized cost [member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Financial investments	422,956	485,590
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	327,432	146,633
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	2,970,810	2,116,658
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	S/ 0	S/ 0